Document and Entity Information	Apr. 22, 2021
Cover [Abstract]
Entity Registrant Name	PARKER HANNIFIN CORP
Amendment Flag	true
Entity Central Index Key	0000076334
Document Type	8-K/A
Document Period End Date	Apr. 22, 2021
Entity Incorporation State Country Code	OH
Entity File Number	1-4982
Entity Tax Identification Number	34-0451060
Entity Address, Address Line One	6035 Parkland Boulevard
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124-4141
City Area Code	(216)
Local Phone Number	896-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, $.50 par value
Trading Symbol	PH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 22, 2021, Parker-Hannifin Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) under Item 5.02 that, among other things, reported that the Board of Directors (the “Board”) of the Company elected William F. Lacey as a Director of the Company for a term expiring at the Annual Meeting of Shareholders in October 2021. In accordance with the Instructions to Item 5.02 of Form 8-K, this Current Report on Form 8-K/A reports Mr. Lacey’s initial Board committee assignments. No other changes have been made to Item 5.02 of the Original Form 8-K.